T. ROWE PRICE Equity Index 500 Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 8.9%
Diversified Telecommunication Services 0.7%
AT&T  5,039,733 75,697
Verizon Communications  2,963,690 96,053
171,750
Entertainment 1.3%
Activision Blizzard  504,505 47,237
Electronic Arts  173,818 20,928
Live Nation Entertainment (1)(2) 100,083 8,311
Netflix (1) 312,456 117,983
Take-Two Interactive Software (1) 112,254 15,759
Walt Disney (1) 1,288,270 104,414
Warner Bros Discovery (1) 1,560,643 16,949
331,581
Interactive Media & Services 5.9%
Alphabet, Class A (1) 4,183,135 547,405
Alphabet, Class C (1) 3,558,358 469,169
Match Group (1) 194,719 7,628
Meta Platforms, Class A (1) 1,567,059 470,447
1,494,649
Media 0.8%
Charter Communications, Class A (1) 71,758 31,561
Comcast, Class A  2,901,817 128,667
Fox, Class A  178,984 5,584
Fox, Class B  92,629 2,675
Interpublic Group  270,438 7,751
News, Class A  263,759 5,291
News, Class B  87,400 1,824
Omnicom Group  139,944 10,423
Paramount Global, Class B  339,165 4,375
198,151
Wireless Telecommunication Services 0.2%
T-Mobile U.S. (1) 364,969 51,114
51,114
Total Communication Services 2,247,245
CONSUMER DISCRETIONARY 10.6%
Automobile Components 0.1%
Aptiv (1) 199,408 19,660
BorgWarner  164,358 6,635
26,295

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Automobiles 2.2%
Ford Motor  2,770,959 34,415
General Motors  970,214 31,988
Tesla (1) 1,946,941 487,164
553,567
Broadline Retail 3.3%
Amazon.com (1) 6,401,699 813,784
eBay  374,946 16,531
Etsy (1) 88,463 5,713
836,028
Distributors 0.1%
Genuine Parts  99,655 14,388
LKQ  179,972 8,911
Pool  27,467 9,781
33,080
Hotels, Restaurants & Leisure 2.1%
Airbnb, Class A (1) 300,609 41,247
Booking Holdings (1) 25,165 77,608
Caesars Entertainment (1) 152,792 7,082
Carnival (1)(2) 714,437 9,802
Chipotle Mexican Grill (1) 19,366 35,475
Darden Restaurants (2) 85,748 12,281
Domino's Pizza  25,036 9,483
Expedia Group (1) 97,222 10,021
Hilton Worldwide Holdings  184,409 27,695
Las Vegas Sands  232,995 10,680
Marriott International, Class A  176,633 34,719
McDonald's  513,838 135,365
MGM Resorts International  198,013 7,279
Norwegian Cruise Line Holdings (1)(2) 304,575 5,019
Royal Caribbean Cruises (1)(2) 166,168 15,311
Starbucks  807,619 73,711
Wynn Resorts  68,323 6,314
Yum! Brands  197,480 24,673
543,765
Household Durables 0.3%
DR Horton  214,702 23,074
Garmin  107,881 11,349
Lennar, Class A  177,949 19,971
Mohawk Industries (1) 38,104 3,270
NVR (1) 2,301 13,722
PulteGroup  154,578 11,446

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Whirlpool  37,844 5,060
87,892
Leisure Products 0.0%
Hasbro  93,586 6,190
6,190
Specialty Retail 2.1%
AutoZone (1) 12,802 32,517
Bath & Body Works  164,482 5,559
Best Buy  136,382 9,474
CarMax (1)(2) 112,642 7,967
Home Depot  708,852 214,187
Lowe's  413,153 85,870
O'Reilly Automotive (1) 42,576 38,696
Ross Stores  240,217 27,133
TJX  810,327 72,022
Tractor Supply (2) 76,664 15,567
Ulta Beauty (1) 35,087 14,015
523,007
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Class B  863,794 82,596
Ralph Lauren (2) 29,106 3,379
Tapestry  166,278 4,780
VF (2) 234,638 4,146
94,901
Total Consumer Discretionary 2,704,725
CONSUMER STAPLES 6.5%
Beverages 1.6%
Brown-Forman, Class B  129,981 7,499
Coca-Cola  2,744,106 153,615
Constellation Brands, Class A  113,686 28,573
Keurig Dr Pepper  709,311 22,393
Molson Coors Beverage, Class B  130,689 8,310
Monster Beverage (1) 524,381 27,766
PepsiCo  970,597 164,458
412,614
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale  312,453 176,523
Dollar General  155,455 16,447
Dollar Tree (1) 147,498 15,701
Kroger  463,278 20,732
Sysco  357,201 23,593
Target  324,137 35,840
Walgreens Boots Alliance  507,816 11,294

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Walmart  1,006,266 160,932
461,062
Food Products 1.0%
Archer-Daniels-Midland  378,033 28,511
Bunge  106,113 11,487
Campbell Soup  138,452 5,688
Conagra Brands  336,316 9,222
General Mills  412,649 26,405
Hershey  104,496 20,908
Hormel Foods  205,822 7,827
J M Smucker  72,024 8,852
Kellogg  183,900 10,944
Kraft Heinz  565,850 19,035
Lamb Weston Holdings  102,702 9,496
McCormick  176,238 13,331
Mondelez International, Class A  959,234 66,571
Tyson Foods, Class A  202,426 10,220
248,497
Household Products 1.3%
Church & Dwight  173,242 15,874
Clorox  87,364 11,450
Colgate-Palmolive  582,724 41,438
Kimberly-Clark  239,398 28,931
Procter & Gamble  1,662,073 242,430
340,123
Personal Care Products 0.2%
Estee Lauder, Class A  163,409 23,621
Kenvue  1,209,469 24,286
47,907
Tobacco 0.6%
Altria Group  1,251,299 52,617
Philip Morris International  1,094,275 101,308
153,925
Total Consumer Staples 1,664,128
ENERGY 4.7%
Energy Equipment & Services 0.4%
Baker Hughes  712,549 25,167
Halliburton  633,623 25,662
Schlumberger  1,002,088 58,422
109,251
Oil, Gas & Consumable Fuels 4.3%
APA  216,375 8,893

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chevron  1,250,964 210,937
ConocoPhillips  844,305 101,148
Coterra Energy  537,063 14,528
Devon Energy  451,509 21,537
Diamondback Energy  126,102 19,531
EOG Resources  410,559 52,042
EQT  252,846 10,260
Exxon Mobil  2,822,500 331,870
Hess  194,772 29,800
Kinder Morgan  1,366,991 22,665
Marathon Oil  426,629 11,412
Marathon Petroleum  281,914 42,665
Occidental Petroleum  467,816 30,352
ONEOK  412,702 26,178
Phillips 66  313,955 37,722
Pioneer Natural Resources  164,119 37,673
Targa Resources  157,598 13,509
Valero Energy  248,980 35,283
Williams  857,325 28,883
1,086,888
Total Energy 1,196,139
FINANCIALS 12.7%
Banks 3.0%
Bank of America  4,874,470 133,463
Citigroup  1,357,830 55,848
Citizens Financial Group  333,134 8,928
Comerica  93,009 3,865
Fifth Third Bancorp  482,597 12,224
Huntington Bancshares  1,018,359 10,591
JPMorgan Chase  2,048,971 297,142
KeyCorp  663,854 7,143
M&T Bank  117,621 14,873
PNC Financial Services Group  280,826 34,477
Regions Financial  665,190 11,441
Truist Financial  938,739 26,857
U.S. Bancorp  1,097,757 36,292
Wells Fargo  2,579,670 105,405
Zions Bancorp  107,158 3,739
762,288
Capital Markets 2.8%
Ameriprise Financial  72,368 23,858
Bank of New York Mellon  549,089 23,419
BlackRock  98,951 63,971
Blackstone  500,418 53,615

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cboe Global Markets  73,911 11,546
Charles Schwab  1,048,227 57,548
CME Group  254,264 50,909
FactSet Research Systems  26,868 11,748
Franklin Resources  200,096 4,918
Goldman Sachs Group  232,438 75,210
Intercontinental Exchange  403,437 44,386
Invesco  322,842 4,688
MarketAxess Holdings  26,720 5,708
Moody's  110,772 35,023
Morgan Stanley  899,564 73,467
MSCI  55,770 28,615
Nasdaq  238,801 11,603
Northern Trust  145,716 10,124
Raymond James Financial  132,558 13,313
S&P Global  229,427 83,835
State Street  224,661 15,043
T. Rowe Price Group (3) 158,045 16,574
719,121
Consumer Finance 0.4%
American Express  410,207 61,199
Capital One Financial  268,828 26,090
Discover Financial Services  176,272 15,270
Synchrony Financial  294,492 9,003
111,562
Financial Services 4.3%
Berkshire Hathaway, Class B (1) 1,285,809 450,419
Fidelity National Information Services  417,522 23,076
Fiserv (1) 429,848 48,556
FleetCor Technologies (1) 52,094 13,302
Global Payments  183,221 21,142
Jack Henry & Associates  51,867 7,839
Mastercard, Class A  586,622 232,249
PayPal Holdings (1) 774,184 45,259
Visa, Class A  1,132,885 260,575
1,102,417
Insurance 2.2%
Aflac  381,203 29,257
Allstate  184,322 20,535
American International Group  501,997 30,421
Aon, Class A  143,045 46,378
Arch Capital Group (1) 264,380 21,074
Arthur J Gallagher  151,719 34,581
Assurant  37,547 5,391

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Brown & Brown  167,758 11,716
Chubb  289,612 60,291
Cincinnati Financial  110,010 11,253
Everest Group  30,647 11,391
Globe Life  61,205 6,655
Hartford Financial Services Group  215,673 15,293
Loews  130,439 8,258
Marsh & McLennan  348,288 66,279
MetLife  445,446 28,023
Principal Financial Group  156,841 11,303
Progressive  413,415 57,589
Prudential Financial  255,977 24,290
Travelers  161,442 26,365
W R Berkley  143,937 9,139
Willis Towers Watson  73,926 15,448
550,930
Total Financials 3,246,318
HEALTH CARE 13.3%
Biotechnology 2.1%
AbbVie  1,245,168 185,605
Amgen  377,095 101,348
Biogen (1) 102,079 26,235
Gilead Sciences  878,370 65,825
Incyte (1) 133,041 7,686
Moderna (1) 232,612 24,026
Regeneron Pharmaceuticals (1) 75,264 61,939
Vertex Pharmaceuticals (1) 182,089 63,320
535,984
Health Care Equipment & Supplies 2.6%
Abbott Laboratories  1,223,572 118,503
Align Technology (1) 50,467 15,409
Baxter International  357,243 13,482
Becton Dickinson & Company  204,544 52,881
Boston Scientific (1) 1,032,368 54,509
Cooper  35,064 11,151
DENTSPLY SIRONA  152,794 5,219
Dexcom (1) 273,361 25,505
Edwards Lifesciences (1) 430,198 29,804
GE HealthCare Technologies  277,389 18,873
Hologic (1) 174,509 12,111
IDEXX Laboratories (1) 58,503 25,582
Insulet (1) 48,941 7,806
Intuitive Surgical (1) 247,841 72,441
Medtronic  938,408 73,534

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ResMed  104,235 15,413
STERIS  69,506 15,251
Stryker  238,275 65,113
Teleflex  33,435 6,567
Zimmer Biomet Holdings  147,951 16,603
655,757
Health Care Providers & Services 3.0%
Cardinal Health  180,569 15,677
Cencora  114,903 20,679
Centene (1) 381,834 26,301
Cigna Group  209,151 59,832
CVS Health  906,416 63,286
DaVita (1) 39,214 3,707
Elevance Health  166,155 72,347
HCA Healthcare  141,924 34,911
Henry Schein (1) 91,917 6,825
Humana  87,337 42,491
Laboratory Corp. of America Holdings  62,906 12,647
McKesson  95,208 41,401
Molina Healthcare (1) 40,904 13,412
Quest Diagnostics  79,732 9,716
UnitedHealth Group  653,102 329,288
Universal Health Services, Class B  43,724 5,497
758,017
Life Sciences Tools & Services 1.5%
Agilent Technologies  208,159 23,276
Bio-Rad Laboratories, Class A (1) 14,693 5,267
Bio-Techne  112,193 7,637
Charles River Laboratories International (1) 36,169 7,088
Danaher  463,319 114,949
Illumina (1) 111,535 15,312
IQVIA Holdings (1) 129,131 25,406
Mettler-Toledo International (1) 15,407 17,072
Revvity  87,422 9,678
Thermo Fisher Scientific  272,136 137,747
Waters (1) 41,365 11,343
West Pharmaceutical Services  52,048 19,529
394,304
Pharmaceuticals 4.1%
Bristol-Myers Squibb  1,473,013 85,494
Catalent (1) 128,859 5,867
Eli Lilly  562,222 301,986
Johnson & Johnson  1,697,824 264,436
Merck  1,789,006 184,178

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Organon  179,693 3,120
Pfizer  3,982,401 132,096
Viatris  849,458 8,376
Zoetis  324,574 56,469
1,042,022
Total Health Care 3,386,084
INDUSTRIALS & BUSINESS SERVICES 8.6%
Aerospace & Defense 1.5%
Axon Enterprise (1) 49,494 9,849
Boeing (1) 399,922 76,657
General Dynamics  159,627 35,273
Howmet Aerospace  276,100 12,770
Huntington Ingalls Industries  28,360 5,802
L3Harris Technologies  133,284 23,207
Lockheed Martin  158,035 64,630
Northrop Grumman  100,280 44,142
RTX  1,026,281 73,861
Textron  141,005 11,018
TransDigm Group (1) 38,907 32,804
390,013
Air Freight & Logistics 0.6%
CH Robinson Worldwide  83,504 7,192
Expeditors International of Washington  104,309 11,957
FedEx  162,422 43,029
United Parcel Service, Class B  509,979 79,490
141,668
Building Products 0.4%
A.O. Smith  88,466 5,850
Allegion  62,567 6,520
Carrier Global  592,342 32,697
Johnson Controls International  479,737 25,527
Masco  158,130 8,452
Trane Technologies  160,979 32,664
111,710
Commercial Services & Supplies 0.5%
Cintas  60,952 29,319
Copart (1) 608,663 26,227
Republic Services  145,840 20,784
Rollins  193,316 7,216
Waste Management  259,995 39,634
123,180

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction & Engineering 0.1%
Quanta Services  102,133 19,106
19,106
Electrical Equipment 0.6%
AMETEK  163,223 24,118
Eaton  281,797 60,102
Emerson Electric  403,198 38,937
Generac Holdings (1) 44,664 4,866
Rockwell Automation  80,944 23,139
151,162
Ground Transportation 0.8%
CSX  1,414,713 43,502
JB Hunt Transport Services  57,584 10,856
Norfolk Southern  160,079 31,524
Old Dominion Freight Line  63,146 25,836
Union Pacific  429,723 87,505
199,223
Industrial Conglomerates 1.0%
3M  387,473 36,275
General Electric  767,408 84,837
Honeywell International  468,155 86,487
Roper Technologies  75,216 36,426
244,025
Machinery 1.8%
Caterpillar  359,682 98,193
Cummins  100,431 22,945
Deere  192,248 72,551
Dover  98,540 13,747
Fortive  248,049 18,395
IDEX  53,715 11,174
Illinois Tool Works  193,967 44,673
Ingersoll Rand  286,916 18,282
Nordson  38,572 8,608
Otis Worldwide  290,167 23,303
PACCAR  368,478 31,328
Parker-Hannifin  90,045 35,074
Pentair  117,309 7,596
Snap-on  37,078 9,457
Stanley Black & Decker  106,639 8,913
Westinghouse Air Brake Technologies  126,193 13,411
Xylem  169,408 15,421
453,071

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Passenger Airlines 0.2%
Alaska Air Group (1) 90,516 3,356
American Airlines Group (1)(2) 463,404 5,936
Delta Air Lines  452,713 16,751
Southwest Airlines  424,385 11,488
United Airlines Holdings (1) 232,522 9,836
47,367
Professional Services 0.8%
Automatic Data Processing  290,492 69,886
Broadridge Financial Solutions  83,219 14,900
Ceridian HCM Holding (1) 109,795 7,450
Equifax  86,996 15,936
Jacobs Solutions  88,776 12,118
Leidos Holdings  97,436 8,980
Paychex  226,149 26,082
Paycom Software  34,577 8,965
Robert Half  74,880 5,487
Verisk Analytics  102,719 24,266
194,070
Trading Companies & Distributors 0.3%
Fastenal  405,101 22,135
United Rentals  48,153 21,407
WW Grainger  31,360 21,696
65,238
Total Industrials & Business Services 2,139,833
INFORMATION TECHNOLOGY 27.2%
Communications Equipment 0.9%
Arista Networks (1) 175,167 32,218
Cisco Systems  2,873,170 154,462
F5 (1) 41,743 6,726
Juniper Networks  230,729 6,412
Motorola Solutions  117,774 32,063
231,881
Electronic Equipment, Instruments & Components 0.6%
Amphenol, Class A  420,231 35,295
CDW  94,457 19,058
Corning  544,015 16,576
Keysight Technologies (1) 126,364 16,719
TE Connectivity  221,377 27,347
Teledyne Technologies (1) 33,164 13,550
Trimble (1) 176,738 9,519
Zebra Technologies, Class A (1) 36,042 8,525
146,589

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services 1.2%
Accenture, Class A  444,713 136,576
Akamai Technologies (1) 106,460 11,342
Cognizant Technology Solutions, Class A  356,140 24,125
DXC Technology (1) 144,848 3,017
EPAM Systems (1) 40,823 10,438
Gartner (1) 55,544 19,085
International Business Machines  642,158 90,095
VeriSign (1) 63,206 12,801
307,479
Semiconductors & Semiconductor Equipment 7.4%
Advanced Micro Devices (1) 1,135,771 116,780
Analog Devices  353,552 61,903
Applied Materials  592,100 81,976
Broadcom  290,968 241,672
Enphase Energy (1) 96,045 11,540
First Solar (1) 75,322 12,171
Intel  2,949,881 104,868
KLA  96,372 44,202
Lam Research  93,989 58,910
Microchip Technology  383,839 29,959
Micron Technology  772,677 52,565
Monolithic Power Systems  33,686 15,563
NVIDIA  1,741,504 757,537
NXP Semiconductors  182,324 36,450
ON Semiconductor (1) 304,704 28,322
Qorvo (1) 68,914 6,579
QUALCOMM  787,789 87,492
Skyworks Solutions  113,509 11,191
SolarEdge Technologies (1) 40,147 5,200
Teradyne  109,908 11,041
Texas Instruments  640,197 101,798
1,877,719
Software 9.9%
Adobe (1) 321,367 163,865
ANSYS (1) 61,471 18,291
Autodesk (1) 150,708 31,183
Cadence Design Systems (1) 191,581 44,887
Fair Isaac (1) 17,513 15,211
Fortinet (1) 457,595 26,852
Gen Digital  402,864 7,123
Intuit  197,467 100,894
Microsoft  5,238,447 1,654,040
Oracle  1,109,958 117,567

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Palo Alto Networks (1) 215,646 50,556
PTC (1) 83,784 11,870
Salesforce (1) 686,730 139,255
ServiceNow (1) 143,814 80,386
Synopsys (1) 107,419 49,302
Tyler Technologies (1) 29,801 11,507
2,522,789
Technology Hardware, Storage & Peripherals 7.2%
Apple  10,361,722 1,774,030
Hewlett Packard Enterprise  914,601 15,887
HP  612,904 15,752
NetApp  148,493 11,268
Seagate Technology Holdings  137,400 9,061
Western Digital (1) 228,447 10,424
1,836,422
Total Information Technology 6,922,879
MATERIALS 2.4%
Chemicals 1.7%
Air Products & Chemicals  156,637 44,391
Albemarle  83,226 14,152
Celanese  71,098 8,924
CF Industries Holdings  134,595 11,540
Corteva  500,211 25,591
Dow  495,783 25,562
DuPont de Nemours  323,514 24,131
Eastman Chemical  85,255 6,541
Ecolab  178,860 30,299
FMC  89,589 6,000
International Flavors & Fragrances  179,804 12,257
Linde  344,043 128,104
LyondellBasell Industries, Class A  179,988 17,045
Mosaic  233,985 8,330
PPG Industries  166,978 21,674
Sherwin-Williams  165,481 42,206
426,747
Construction Materials 0.1%
Martin Marietta Materials  43,549 17,876
Vulcan Materials  93,626 18,914
36,790
Containers & Packaging 0.2%
Amcor  1,036,257 9,492
Avery Dennison  56,753 10,367
Ball  223,006 11,101

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
International Paper  243,621 8,641
Packaging Corp. of America  63,320 9,723
Sealed Air  102,817 3,379
Westrock  180,383 6,458
59,161
Metals & Mining 0.4%
Freeport-McMoRan  1,011,260 37,710
Newmont  560,047 20,694
Nucor  175,389 27,422
Steel Dynamics  109,820 11,775
97,601
Total Materials 620,299
REAL ESTATE 2.4%
Health Care Real Estate Investment Trusts 0.2%
Healthpeak Properties, REIT  391,289 7,184
Ventas, REIT  283,692 11,952
Welltower, REIT  365,736 29,961
49,097
Hotel & Resort Real Estate Investment Trusts 0.0%
Host Hotels & Resorts, REIT  509,855 8,193
8,193
Industrial Real Estate Investment Trusts 0.3%
Prologis, REIT  651,289 73,081
73,081
Office Real Estate Investment Trusts 0.1%
Alexandria Real Estate Equities, REIT  109,696 10,981
Boston Properties, REIT (2) 102,542 6,099
17,080
Real Estate Management & Development 0.1%
CBRE Group, Class A (1) 218,312 16,124
CoStar Group (1) 287,761 22,126
38,250
Residential Real Estate Investment Trusts 0.3%
AvalonBay Communities, REIT  99,284 17,051
Camden Property Trust, REIT  75,169 7,110
Equity Residential, REIT  241,231 14,163
Essex Property Trust, REIT  45,202 9,587
Invitation Homes, REIT  405,690 12,856
Mid-America Apartment Communities, REIT  82,474 10,610
UDR, REIT  213,821 7,627
79,004

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Retail Real Estate Investment Trusts 0.3%
Federal Realty Investment Trust, REIT  51,997 4,712
Kimco Realty, REIT  433,122 7,619
Realty Income, REIT  499,739 24,957
Regency Centers, REIT  116,928 6,950
Simon Property Group, REIT  230,593 24,911
69,149
Specialized Real Estate Investment Trusts 1.1%
American Tower, REIT  328,606 54,039
Crown Castle, REIT  306,018 28,163
Digital Realty Trust, REIT  213,428 25,829
Equinix, REIT  65,968 47,910
Extra Space Storage, REIT  148,639 18,072
Iron Mountain, REIT  204,581 12,162
Public Storage, REIT  110,859 29,214
SBA Communications, REIT  76,365 15,286
VICI Properties, REIT  712,442 20,732
Weyerhaeuser, REIT  514,874 15,786
267,193
Total Real Estate 601,047
UTILITIES 2.4%
Electric Utilities 1.6%
Alliant Energy  179,053 8,675
American Electric Power  363,089 27,312
Constellation Energy  226,777 24,737
Duke Energy  543,535 47,972
Edison International  269,047 17,028
Entergy  149,940 13,869
Evergy  163,750 8,302
Eversource Energy  246,891 14,357
Exelon  701,418 26,507
FirstEnergy  363,935 12,439
NextEra Energy  1,426,901 81,747
NRG Energy  160,039 6,165
PG&E (1) 1,474,455 23,783
Pinnacle West Capital  80,222 5,911
PPL  519,250 12,233
Southern  769,968 49,832
Xcel Energy  388,671 22,240
403,109
Gas Utilities 0.0%
Atmos Energy  102,474 10,855
10,855

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity Producers 0.0%
AES  470,132 7,146
7,146
Multi-Utilities 0.7%
Ameren  183,029 13,696
CenterPoint Energy  447,407 12,013
CMS Energy  205,688 10,924
Consolidated Edison  243,069 20,790
Dominion Energy  589,741 26,344
DTE Energy  146,171 14,512
NiSource  288,624 7,123
Public Service Enterprise Group  353,969 20,144
Sempra  443,235 30,153
WEC Energy Group  223,751 18,023
173,722
Water Utilities 0.1%
American Water Works  137,944 17,082
17,082
Total Utilities 611,914
Total Common Stocks (Cost $9,315,580) 25,340,611
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 69,377,317 69,377
69,377
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 5.256%, 12/14/23 (5) 7,130,000 7,053
7,053
Total Short-Term Investments (Cost $76,432) 76,430

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 55,980,210 55,980
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank And Trust Company 55,980
Total Securities Lending Collateral (Cost $55,980) 55,980
Total Investments in Securities 100.2%
(Cost $9,447,992) $ 25,473,021
Other Assets Less Liabilities (0.2)% (46,271)
Net Assets 100.0% $ 25,426,750
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Affiliated Companies
(4) Seven-day yield
(5) At September 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 386 S&P 500 E-Mini Index contracts 12/23 83,482 $ (3,470)
Net payments (receipts) of variation margin to date 3,238
Variation margin receivable (payable) on open futures contracts $ (232)

T. ROWE PRICE Equity Index 500 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ 240 $ (879) $ 584
T. Rowe Price Government Reserve Fund, 5.40% — — 2,293++
Totals $ 240# $ (879) $ 2,877+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Group  $ 17,546 $ 319 $ 412 $ 16,574
T. Rowe Price Government
Reserve Fund, 5.40% 82,615  ¤  ¤ 125,357
Total $ 141,931^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,877 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $132,372.

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Index 500 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Equity Index 500 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Equity Index 500 Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 25,340,611 $ — $ — $ 25,340,611
Short-Term Investments 69,377 7,053 — 76,430
Securities Lending Collateral 55,980 — — 55,980
Total $ 25,465,968 $ 7,053 $ — $ 25,473,021
Liabilities
Futures Contracts* $ 3,470 $ — $ — $ 3,470
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Equity Index 500 Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F50-054Q3 09/23